TO THE PARTICIPANTS OF VARIABLE ANNUITY ACCOUNT A:

What a difference a year makes! After rising 85.6% in 1999, the NASDAQ Composite was down 39.2% for the year 2000. The S&P 500, up 19.5% in 1999, was down 9.1% in 2000. Value stocks were the one bright spot in the equity markets. The S&P BARRA Value Index was up 6.07% for the year.

The Federal Reserve Board maintained its tightening bias through most of 2000, raising the Federal Funds Rate to 6.50%, from 5.50% at year-end 1999. It has been successful in slowing the economy from a blistering 5.0% growth rate to a more sustainable 2.0 - 2.5% forecasted rate for 2001. The question now is whether the Fed can achieve its goal of a soft landing for the economy.

The outlook for fiscal policy has changed dramatically as Chairman Greenspan has indicated a change of opinion regarding his view on tax cuts. Now it seems the only questions are how large will the tax cuts be and when will they come.

The three major international influences on the capital markets have been the major drop in the Euro, the hike in oil prices and the continued lack of political leadership concerning much needed banking reform in Japan. With the Euro dropping to US $.82 and oil climbing up to US $35.00, European oil importers were hit twice as hard as U.S. importers. In Japan, bankers are struggling with an ever increasing load of bad debt. Rather than face their problems head on, with an institution similar to the U.S. Resolution Trust Company (RTC), they seem to prefer stalling and putting off their problems.

Historically lower rates have meant higher stock prices. One thing which could become a trip wire for the global markets would be a regional financial crisis such as in Japan or some of the emerging markets.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying, developing an overall strategy and sticking with it.

GW Capital Management, LLC is the investment adviser for Great-West Variable Annuity Account A.

This report and the financial statements contained herein are submitted for the general information of participants of Variable Annuity Account A. This report is not authorized for distribution to prospective investors unless preceded or accompanies by an effective prospectus.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
     Investments in securities, market value  (1)         $       7,099,310
     Dividends and interest receivable                               16,274
     Receivable for investments sold                                101,789
                                                            ----------------
                                                            ----------------

            Total assets                                          7,217,373
                                                            ----------------
                                                            ----------------

LIABILITIES:
     Due to Great-West Life & Annuity Insurance Company               6,552
     Contract benefits payable                                       11,426
     Payable to custodian                                            33,932
     Payable for investments purchased                               10,937
                                                            ----------------
                                                            ----------------

            Total liabilities                                        62,847
                                                            ----------------
                                                            ----------------

NET ASSETS                                                $       7,154,526
                                                            ================
                                                            ================

NET ASSETS REPRESENTED BY:
     Accumulation units - 471,128 units at $14.315        $       6,744,185
     Reserves for annuities in course of payment                    410,341
                                                            ----------------
                                                            ----------------

NET ASSETS                                                $       7,154,526
                                                            ================
                                                            ================

SHARES OF CAPITAL STOCK OUTSTANDING:                                471,128

(1)  Cost of investments in securities:                   $       6,189,959

See notes to financial statements.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Interest                                               $         21,877
     Dividends                                                       167,908
                                                              ---------------
                                                              ---------------

     Total income                                                    189,785
                                                              ---------------
                                                              ---------------

EXPENSES:
     Administration                                                   20,784
     Mortality risks                                                  28,102
     Investment management and advisory services                      33,869
     Expense risks                                                     4,998
                                                              ---------------
                                                              ---------------

     Total expenses                                                   87,753
                                                              ---------------
                                                              ---------------

NET INVESTMENT INCOME                                                102,032
                                                              ---------------
                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                403,674
     Change in net unrealized appreciation on investments            509,607
                                                              ---------------
                                                              ---------------

     Net realized and unrealized gain on investments                 913,281
                                                              ---------------
                                                              ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      1,015,313
                                                              ===============
                                                              ===============

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                            2000             1999
                                                                        --------------   --------------
                                                                        --------------   --------------

OPERATIONS:
     Net investment income                                            $       102,032  $        71,615
     Net realized gain on investments                                         403,674        1,577,058
     Change in net unrealized appreciation on investments                     509,607       (1,435,350)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net increase in net assets resulting from operations                   1,015,313          213,323
                                                                        --------------   --------------
                                                                        --------------   --------------

SHARE TRANSACTIONS:
     Surrenders                                                            (1,108,043)      (1,246,308)
     Annuity payments                                                        (130,406)        (145,991)
     Death payments                                                          (697,700)         (39,343)
     Transfer in respect of mortality guarantees                                    0            5,529
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease in net assets resulting from share transactions          (1,936,149)      (1,426,113)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Capital contribution from Great-West Life & Annuity Insurance Company          0           52,222
                                                                        --------------   --------------
                                                                        --------------   --------------

     Total decrease in net assets                                            (920,836)      (1,160,568)

NET ASSETS:
     Beginning of period                                                    8,075,362        9,235,930
                                                                        --------------   --------------
                                                                        --------------   --------------

     End of period  (1)                                               $     7,154,526  $     8,075,362
                                                                        ==============   ==============
                                                                        ==============   ==============
                                                                                    0
OTHER INFORMATION:

SHARES:
     Redeemed during the year:                                                                       0
     Surrender                                                                (87,001)        (101,487)
     Death                                                                    (54,317)          (3,557)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease                                                            (141,318)        (105,044)
                                                                        ==============   ==============
                                                                        ==============   ==============

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected data for an accumulation unit for the years ended December 31, 2000, 1999, 1998, 1997 and 1996 were as follows:

                                      Year Ended December 31,
                                      ----------------------------------------------------------------
                                      ----------------------------------------------------------------
                                        2000          1999         1998          1997         1996
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------


Unit Value, Beginning of Period     $   12.4020   $   11.9530  $   10.6610   $    8.7670  $    7.5010

Income from Investment Operations

Net investment income                    0.1605        0.1170       0.0840        0.1670       0.0530
Net realized and unrealized gain         1.7525        0.3320       1.2080        1.7270       1.2130
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------

Total Income From
Investment Operations ^                  1.9130        0.4490       1.2920        1.8940       1.2660
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------


Unit Value, End of Period           $   14.3150   $   12.4020  $   11.9530   $   10.6610  $    8.7670
                                      ==========    ==========   ==========    ==========   ==========
                                      ==========    ==========   ==========    ==========   ==========
                                         0.0000

Total Return                             15.42%         3.76%       12.12%        20.27%       15.90%

Net Assets, End of Period           $ 7,154,526   $ 8,075,362  $ 9,235,930   $ 8,473,159  $ 7,739,861

Ratio of Expense to
Average Net Assets                        1.20%         1.22%        1.03%         1.27%        1.25%

Ratio of Net Investment Income to
Average Net Assets                        1.40%         0.82%        0.77%         1.74%        1.89%

Portfolio Turnover Rate                  15.42%        76.26%       51.93%       151.40%       64.40%


^ Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units.
   Dividends are not declared from income and capital gains are not distributed.